Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 1,933	$ 4,524	$ 4,530
Future amortization expense next twelve months	1,309
Future amortization expense year two	625
Future amortization expense year three	237
Future amortization expense year four	204
Future amortization expense year five	112
Future amortization expense thereafter	68
Impairment of finite lived intangible assets	$ 0	$ 2,936	$ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of Intangible Assets (Excluding Goodwill)